FAIR VALUE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 4 - Fair Value

The Company determines the estimated fair value of amounts presented in these condensed consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in the financial statements are not necessarily indicative of the amounts that could be realized in a current exchange between buyer and seller. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. These fair value estimates were based upon pertinent information available as of June 30, 2014 and 2013, plus December 31, 2013 and 2012, and, as of those dates, the carrying value of all amounts approximates fair value.

The Company has categorized its assets and liabilities at fair value based upon the following fair value hierarchy:

Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Inputs use directly or indirectly observable inputs. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair measurements requires judgment and considers factors specific to each asset or liability.

Both observable and unobservable inputs may be used to determine the fair value of positions that are classified within the Level 3 category. As a result, the unrealized gains and losses for assets within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in historical company data) inputs.

The following table summarizes the valuation of the Company’s derivatives by the above fair value hierarchy levels as of June 30, 2014 and December 31, 2013 using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Liabilities	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Warrant liability	$2,476,800	$-	$-	$2,476,800

Balance - June 30, 2014	$2,476,800	$-	$-	$2,476,800

Warrant liability	$231,200	$-	$-	$231,200

Balance - December 31, 2013	$231,200	$-	$-	$231,200

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. The Company’s Level 3 liabilities shown in the above table consist of warrants with “down-round protection”, as the Company is unable to determine if it will have sufficient authorized common stock to settle such arrangements. Earlier in 2013, the Company’s Level 3 liabilities consisted of conversion options with “down-round protection”.

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013

Risk-free interest rate	1.62% - 1.65%	0.05% - 0.08%	1.46% - 1.73%	0.02% - 0.08%
Expected term (years)	4.33 - 5.00	0.00 - 0.24	4.33 - 5.00	0.00 - 0.50
Expected volatility	164% - 166%	65%	164% - 168%	65% - 99%
Expected dividends	0.00%	0.00%	0.00%	0.00%

The expected term used is the contractual life of the instrument being valued. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of all Level 3 liabilities measured at fair value on a recurring basis using unobservable inputs during the six months ended June 30, 2014 and 2013:

	2014	2013

Balance - January 1,	$231,200	$38,300

Change in fair value of derivative liability	16,400	(64,500)

Issuance of derivative liability	2,229,200	434,200

Balance - June 30,	$2,476,800	$408,000

The Company’s significant financial instruments such as cash, accounts payable and accrued expenses were deemed to approximate fair value due to their short term nature.

Note 5 - Fair Value

The Company determines the estimated fair value of amounts presented in these financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in the financial statements are not necessarily indicative of the amounts that could be realized in a current exchange between buyer and seller. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. These fair value estimates were based upon pertinent information available as of December 31, 2013 and 2012 and, as of those dates, the carrying value of all amounts approximates fair value.

The Company has categorized its assets and liabilities at fair value based upon the following fair value hierarchy:

Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair measurements requires judgment and considers factors specific to each asset or liability.

Both observable and unobservable inputs may be used to determine the fair value of positions that are classified within the Level 3 category. As a result, the unrealized gains and losses for assets within the Level 3 category presented in the tables below may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in historical company data) inputs.

The following table summarizes the valuation of the Company’s investment by the above fair value hierarchy levels as of December 31, 2013 and 2012 using quoted prices in active markets for identical assets (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3):

		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Liabilities	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Warrant liability	$231,200			$231,200

Balance - December 31, 2013	$231,200			$231,200

Embedded conversion option	$38,300			$38,300

Balance - December 31, 2012	$38,300			$38,300

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. The Company’s Level 3 liabilities consist of derivative liabilities associated with the convertible debt that contains an indeterminable conversion share price and the tainted warrants as the Company cannot determine if it will have sufficient authorized common stock to settle such arrangements.

Assumptions utilized in the development of Level 3 liabilities as of and during the year ended December 31, 2013 are described as follows.

	December 31,
	2012	2013
Risk-free interest rate	.05%	1.75%
Expected life of grants	0.5 Years	0.5 - 5 years
Expected volatility of underlying stock	98% - 112%	98% - 117%
Dividends	$0	$0

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The expected life was the contractual life.

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets measured at fair value on a recurring basis using Level III unobservable inputs during the years ended December 31, 2012 and 2013.

		Embedded
	Warrant	Conversion
	Liability	Feature	Total
Balance - January 1, 2012	$—	$—	$—

Included in debt discount	—	51,800	51,800
Change in fair value of derivative liability	—	(13,500)	(13,500)

Balance - December 31, 2012	—	38,300	38,300

Included in debt discount	—	$315,200	315,200
Change in fair value of derivative liability	—	(353,500)	(353,500)
Reclassification of warrants to derivative liability	231,200	—	231,200

Balance - December 31, 2013	$231,200	$—	$231,200

The Company’s significant financial instruments such as cash, accounts payable and accrued expenses and convertible notes payable were deemed to be Level 1 as they approximate fair value due to their short term nature.